Recapitalization and Subscription Agreements (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recapitalization And Subscription Agreements [Line Items]
Proceeds from Issuance of Common Stock		$ 223,732	$ 0	$ 0
Shares Issued, Price Per Share	$ 10.00
Stocks split ratio	1:4.6937
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Redemption Price Of Warrant	0.01
Share Price	$ 18
Public warrants
Recapitalization And Subscription Agreements [Line Items]
Number Of Warrants Issued	8,625,000
Private warrants
Recapitalization And Subscription Agreements [Line Items]
Number Of Warrants Issued	5,200,000
Subscription Agreements with Pipe Investors
Recapitalization And Subscription Agreements [Line Items]
Number of ordinary shares issued	14,250,000
Value of ordinary shares issued	$ 142,500
Share Purchase Agreement with Secondary Pipe Investors
Recapitalization And Subscription Agreements [Line Items]
Number of ordinary shares issued	3,000,000
Value of ordinary shares issued	$ 30,000
Shares Issued, Price Per Share	$ 10.00
Software Acquisition Group Inc. II | Merger Agreement
Recapitalization And Subscription Agreements [Line Items]
Redemption of Class A stock	$ 59,863
Number of ordinary shares issued	15,576,479
Proceeds from Issuance of Common Stock	$ 112,646